Income Tax - Schedule of One-off Tax Reduction (Details) - Hong Kong [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of One-off Tax Reduction [Line Items]
Deferred tax assets	$ 92,026	$ 91,971
Deferred tax liabilities
Deferred tax assets, net	$ 92,026	$ 91,971